FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02605
                                   ---------

                              FRANKLIN MONEY FUND
                              -------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906 (Address of
              principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period:  3/31/05
                           -------



Item 1. Schedule of Investments.


FRANKLIN MONEY FUND

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   5

The Money Market Portfolios ................................................   7

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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

FRANKLIN MONEY FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                    SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------------------
   MUTUAL FUND (COST $1,549,251,528) 100.1%
   The Money Market Portfolio ..........................................................         1,549,251,528   $ 1,549,251,528
   OTHER ASSETS, LESS LIABILITIES (0.1)%................................................                              (1,374,358)
                                                                                                                 ---------------
   NET ASSETS 100.0%....................................................................                         $ 1,547,877,170
                                                                                                                 ===============


                                          Quarterly Statement of Investments |
                                      See Notes to Statement of Investments. | 3

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4 | Quarterly Statement of Investments

FRANKLIN MONEY FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

1. INCOME TAXES

At March 31, 2005, the cost of investments for book and income tax purposes was the same.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 5
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6 | Quarterly Statement of Investments

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
   THE MONEY MARKET PORTFOLIO                                                                 PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT 41.8%
   Abbey National North America, Stamford Branch, 2.60% - 2.705%, 4/13/05 - 5/03/05 ....      $    150,000,000   $   150,000,581
   ABN AMRO Bank, N.V., Chicago Branch, 2.75% - 2.755%, 4/15/05 - 4/19/05 ..............           150,000,000       150,000,000
   Australia & New Zealand Banking Group, New York Branch, 2.86%, 6/03/05 ..............            25,000,000        25,000,000
   Bank of Montreal, Chicago Branch, 2.63%, 4/04/05 - 4/29/05 ..........................           150,000,000       150,000,773
   Bank of Nova Scotia, Portland Branch, 2.83%, 5/19/05 - 5/20/05 ......................           150,000,000       150,001,006
   Banque Nationale De Paris, New York Branch, 2.255% - 2.61%, 4/15/05 - 8/16/05 .......           150,000,000       149,995,817
   Barclay's Bank PLC, New York Branch, 2.715% - 2.78%, 5/02/05 - 5/23/05 ..............           150,000,000       150,001,397
   Credit Agricole, New York Branch, 2.785%, 5/24/05 - 5/25/05 .........................           150,000,000       150,000,000
   Dexia Credit Local, New York Branch, 2.935%, 6/07/05 - 6/09/05 ......................           150,000,000       150,002,818
   Landesbank Hessen Thueringen Girozentrale, New York Branch, 2.62% - 2.73%,
      4/22/05 - 5/02/05 ................................................................           150,000,000       150,000,581
   Lloyds Bank PLC, New York Branch, 2.55% - 2.82%, 4/01/05 - 6/01/05 ..................           150,000,000       149,993,998
   Rabobank Nederland N.V., New York Branch, 2.59% - 2.80%, 4/12/05 - 5/31/05 ..........           150,000,000       150,001,807
   Royal Bank of Scotland NY, New York Branch, 2.655% - 2.95%, 5/06/05 - 6/01/05 .......           150,000,000       150,001,990
   Societe Generale North America, New York Branch, 2.84%, 5/18/05 .....................            75,000,000        75,000,000
   Svenska Handelsbanken, New York Branch, 2.77% - 2.93%, 5/11/05 - 6/02/05 ............           150,000,000       150,002,114
   Toronto Dominion Bank, New York Branch, 2.63% - 2.645%, 4/04/05 - 4/08/05 ...........           100,000,000       100,000,000
   UBS Finance Delaware LLC, Stamford Branch, 2.605% - 2.745%, 4/11/05 - 5/06/05 .......           150,000,000       150,000,933
   Westdeutsche Landesbank, New York Branch, 2.76% - 2.77%, 5/05/05 - 5/27/05 ..........           150,000,000       150,001,544
                                                                                                                 ---------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $2,450,005,359)..................................                           2,450,005,359
                                                                                                                 ---------------
   BANK NOTES (COST $150,000,000) 2.6%
   Bank of America NA, 2.82%, 5/13/05 ..................................................           150,000,000       150,000,000
                                                                                                                 ---------------
(a)COMMERCIAL PAPER 45.0%
   AIG Funding Inc., 4/14/05 - 4/20/05 .................................................           145,000,000       144,829,866
   Anheuser Busch Cos. Inc., 6/15/05 ...................................................            75,000,000        74,546,875
   ANZ (Delaware) Inc., 5/10/05 ........................................................            75,000,000        74,777,781
   Citigroup Global Markets Holdings Inc., 4/01/05 - 5/05/05 ...........................           250,000,000       249,699,445
   Coca-Cola Co., 5/16/05 - 5/17/05 ....................................................           150,000,000       149,482,444
   Commonwealth Bank of Australia, 4/26/05 - 5/09/05 ...................................           150,000,000       149,653,729
   Danske Corp. Inc., 6/03/05 - 6/06/05 ................................................           150,000,000       149,252,750
   General Electric Capital Corp., 4/06/05 - 4/15/05 ...................................           150,000,000       149,904,417
   Glaxosmithkline Finance PLC, 4/22/05 - 5/17/05 ......................................           115,000,000       114,693,475
   HBOS Treasury Services, 5/25/05 - 5/26/05 ...........................................           150,000,000       149,365,653
   ING U.S. Funding LLC, 4/12/05 - 4/28/05 .............................................           149,000,000       148,788,900
   Nestle Capital Corp., 4/01/05 - 4/20/05 .............................................           205,500,000       205,301,389
   Pfizer Inc., 4/05/05 - 4/13/05 ......................................................           150,000,000       149,937,618
   Procter & Gamble Co., 4/04/05 - 4/27/05 .............................................           123,934,000       123,763,030
   Shell Finance UK PLC, 5/12/05 - 6/13/05 .............................................           150,829,000       150,070,091
   Siemens Capital Corp., 4/01/05 ......................................................            75,000,000        75,000,000
   Societe Generale N.A. Inc., 5/04/05 .................................................            75,000,000        74,817,125
   Toyota Motor Credit Corp., 4/07/05 - 4/08/05 ........................................           150,000,000       149,931,208
   Westpac Capital Corp., 4/21/05 - 4/28/05 ............................................           150,000,000       149,740,837
                                                                                                                 ---------------
   TOTAL COMMERCIAL PAPER (COST $2,633,556,633).........................................                           2,633,556,633
                                                                                                                 ---------------


                                         Quarterly Statements of Investments | 7

THE MONEY MARKET PORTFOLIOS

--------------------------------------------------------------------------------------------------------------------------------
   THE MONEY MARKET PORTFOLIO                                                                 PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AND AGENCY SECURITIES (COST $17,380,000) 0.3%
(a)Federal Home Loan Bank, 4/01/05 .....................................................      $     17,380,000   $    17,380,000
                                                                                                                 ---------------
(b)REPURCHASE AGREEMENTS 14.5%
   ABN AMRO Bank, N.V., New York Branch, 2.77%, 4/01/05 (Maturity Value $345,026,546)
     Collateralized by U.S. Government Agency Securities, 3.05%, 10/13/06 ..............           345,000,000       345,000,000
   Deutsche Bank Securities Inc., 2.65%, 4/01/05 (Maturity Value $61,389,519)
     Collateralized by U.S. Treasury Notes, 5.50% - 6.75%, 5/15/05 - 5/15/09 ...........            61,385,000        61,385,000
   Morgan Stanley & Co. Inc., 2.60%, 4/01/05 (Maturity Value $100,007,222)
     Collateralized by U.S. Treasury Notes, 3.625%, 1/15/08 ............................           100,000,000       100,000,000
   UBS Securities LLC, 2.65%, 4/01/05 (Maturity Value $345,025,396)
     Collateralized by U.S. Government Agency Securities, 1.50% - 6.00%,
        7/15/06 - 5/15/08 ...............................................................          345,000,000       345,000,000
                                                                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $851,385,000)......................................                             851,385,000
                                                                                                                 ---------------
   TOTAL INVESTMENTS (COST $6,102,326,992) 104.2%.......................................                           6,102,326,992
   OTHER ASSETS, LESS LIABILITIES (4.2)%................................................                            (243,649,588)
                                                                                                                 ---------------
   NET ASSETS 100.0%....................................................................                         $ 5,858,677,404
                                                                                                                 ===============

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b) At March 31, 2005, all repurchase agreements had been entered into on that date.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                      PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------------

   U.S. GOVERNMENT SECURITIES 15.0%
(a)U.S. Treasury Bill, 4/14/05..........................................................      $      5,000,000   $     4,996,100
(a)U.S. Treasury Bill, 6/16/05..........................................................             5,000,000         4,973,189
(a)U.S. Treasury Bill, 7/28/05..........................................................             2,500,000         2,478,490
(a)U.S. Treasury Bill, 8/18/05..........................................................             2,500,000         2,473,310
(a)U.S. Treasury Bill, 8/25/05..........................................................             2,500,000         2,470,029
                                                                                                                 ---------------
   TOTAL U.S. GOVERNMENT SECURITIES (COST $17,391,118)..................................                              17,391,118
                                                                                                                 ---------------
(b)REPURCHASE AGREEMENTS 85.0%
   ABN AMRO Bank, N.V., New York Branch, 2.45%, 4/01/05 (Maturity Value $5,000,340)
     Collateralized by (a)U.S. Treasury Bills, 5/26/05..................................             5,000,000         5,000,000
   Banc of America Securities LLC, 2.55%, 4/01/05 (Maturity Value $5,000,354)
     Collateralized by (a)U.S. Treasury Bills, 6/30/05..................................             5,000,000         5,000,000
   Barclays Capital Inc., 2.60%, 4/01/05, (Maturity Value $10,000,722)
     Collateralized by (a)U.S. Treasury Bills, 5/26/05..................................            10,000,000        10,000,000
   Bear, Stearns & Co. Inc., 2.60%, 4/01/05 (Maturity Value $5,000,361)
     Collateralized by (a)U.S. Treasury Bills, 6/30/05..................................             5,000,000         5,000,000
   Deutsche Bank Securities Inc., 2.65%, 4/01/05 (Maturity Value $24,141,777)
     Collateralized by U.S. Treasury Notes, 2.50% - 5.75%, 11/15/05 - 9/30/06...........            24,140,000        24,140,000
   Dresdner Kleinwort Wasserstein Securities LLC, 2.50%, 4/01/05 (Maturity Value
     $10,000,694) Collateralized by U.S. Treasury Notes, 3.125%, 5/15/07................            10,000,000        10,000,000
   Goldman, Sachs, & Co., 2.48%, 4/01/05, (Maturity Value $5,000,344)
     Collateralized by U.S. Treasury Notes, 6.50%, 2/15/10..............................             5,000,000         5,000,000
   Greenwich Capital Markets Inc., 2.50%, 4/01/05 (Maturity Value $5,000,347)
     Collateralized by (a)U.S. Treasury Bills, 9/08/05..................................             5,000,000         5,000,000
   Morgan Stanley & Co., Inc., 2.60%, 4/01/05 (Maturity Value $24,136,743)
     Collateralized by U.S. Treasury Notes, 3.625%, 1/15/08.............................            24,135,000        24,135,000
   UBS Securities LLC, 2.55%, 4/01/05 (Maturity Value $5,000,354)
     Collateralized by U.S. Treasury Notes, 5.625%, 5/15/08.............................             5,000,000         5,000,000
                                                                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $98,275,000).......................................                              98,275,000
                                                                                                                 ---------------
   TOTAL INVESTMENTS (COST $115,666,118) 100.0%.........................................                             115,666,118
   OTHER ASSETS, LESS LIABILITIES (0.0)%(c).............................................                                  (7,135)
                                                                                                                 ---------------
   NET ASSETS 100.0%....................................................................                         $   115,658,983
                                                                                                                 ===============

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b) At March 31, 2005, all repurchase agreements had been entered into on that date.

(c)   Rounds to less than 0.05% of net assets.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9
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10 | Quarterly Statements of Investments

THE MONEY MARKET PORTFOLIOS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

The Money Market Portfolios is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios.

1. INCOME TAXES

At March 31, 2005, the cost of investments for book and income tax purposes was the same.

For information on the funds' policy regarding valuation of investments and other significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

                                        Quarterly Statements of Investments | 11

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN MONEY FUND

By  /S/JIMMY D. GAMBILL
      Chief Executive Officer - Finance and Administration
Date    May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /S/JIMMY D. GAMBILL
      Chief Executive Officer - Finance and Administration
Date    May 20, 2005


By /S/GALEN G. VETTER
      Chief Financial Officer
Date    May 20, 2005



                                Exhibit (A)

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Money Fund;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 20, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration








I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Money Fund;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 20, 2005


/s/GALEN G. VETTER
Chief Financial Officer